Income Taxes (Schedule of Unrecognized Tax Benefits Balance Sheet Location) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 100.1	$ 165.5	$ 168.4	$ 175.7
Accrued and other current liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	23.4	0
Other Income Tax Liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	76.7	13.4
Parent Company Investment
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 0	$ 152.1